Finance Income - Schedule of Finance Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Income [Line Items]
Finance income	$ 1,139,672	$ 538,877	$ 18,959
Interest earned on bank deposits [Member]
Schedule of Finance Income [Line Items]
Finance income	$ 1,139,672	$ 538,877	$ 18,959